Shareholder Report, Line Graph (Details) - USD ($)		1 Months Ended	4 Months Ended	7 Months Ended	10 Months Ended	13 Months Ended	16 Months Ended	19 Months Ended	22 Months Ended	25 Months Ended
	Nov. 29, 2023	Dec. 31, 2023	Mar. 31, 2024	Jun. 30, 2024	Sep. 30, 2024	Dec. 31, 2024	Mar. 31, 2025	Jun. 30, 2025	Sep. 30, 2025	Dec. 31, 2025
C000245159
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 10,315	$ 10,672	$ 10,825	$ 11,340	$ 11,247	$ 11,321	$ 11,934	$ 12,359	$ 12,580
C000245160
Account Value [Line Items]
Accumulated Value	500,000	515,808	533,822	541,673	567,723	563,332	567,242	597,975	619,522	630,818
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value	10,000	10,345	10,265	10,271	10,805	10,474	10,766	10,895	11,117	11,239
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value	500,000	517,245	513,233	513,567	540,253	523,712	538,277	544,773	555,832	561,948
60% Bloomberg US Agg Index + 40% S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000	10,406	10,788	10,978	11,579	11,477	11,472	12,054	12,589	12,806
60% Bloomberg US Agg Index + 40% S&P 500 Index
Account Value [Line Items]
Accumulated Value	$ 500,000	$ 520,281	$ 539,408	$ 548,876	$ 578,928	$ 573,835	$ 573,609	$ 602,687	$ 629,458	$ 640,304